Pension obligations (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Schedule of movement in the net defined benefit obligation
The net amount recognized on the balance sheet comprises:

(in KUSD)	December 31, 2020	December 31, 2019
Present value of defined benefit obligation for funded plan	11,809	7,880
Fair value of plan assets	(8,266)	(5,196)
Deficit of funded plan: liability on the balance sheet	3,543	2,684
The movement in the net defined benefit obligation over the year is as follows:

(in KUSD)	Present value of obligation	Fair value of plan assets	Total
Defined benefit plan - pension costs:
January 1, 2019	4,372	(2,986)	1,386
Current service cost	769	—	769
Impact of plan changes	(319)	—	(319)
Interest cost / (income)	37	(25)	12
Defined benefit plan - pension costs	487	(25)	462
Employee contributions	257	(257)	—
Employer contributions	—	(515)	(515)
Transfers from joiners' previous plans	1,302	(1,302)	—
	1,559	(2,074)	(515)
Exchange differences	74	(69)	5
Remeasurements:
Change in financial assumptions	686	—	686
Other actuarial losses	609	—	609
Plan asset gains	—	(2)	(2)
Exchange differences	93	(40)	53
Remeasurements	1,388	(42)	1,346
December 31, 2019	7,880	(5,196)	2,684

(in KUSD)	Present value of obligation		Fair value of plan assets	Total
Defined benefit plan - pension costs:
January 1, 2020	7,880		(5,196)	2,684
Current service cost	960		—	960
Interest cost / (income)	17		(11)	6
Defined benefit plan - pension costs	977		(11)	966
Employee contributions	348		(348)	—
Employer contributions	—		(690)	(690)
Transfers from joiners' previous plans	1,451		(1,451)	—
	1,799		(2,489)	(690)
Exchange differences	838		(560)	278
Remeasurements:
Other actuarial losses	775		—	775
Plan asset gains	—		(10)	(10)
Change in demographic assumptions	(460)		—	(460)
Remeasurements	315	315	(10)	305
December 31, 2020	11,809		(8,266)	3,543

Schedule of actuarial assumptions
The principal actuarial assumptions used for accounting purposes are as follows for all periods presented:

	2020	2019
Discount rate	0.20%	0.20%
Interest credited on savings accounts	0.20%	0.20%
Future salary increases	1.50%	1.50%
Future pension increases	0.00%	0.00%

Schedule of actuarial assumptions	The average life expectancy in years after retirement of a pensioner retiring at age 65 (male) and 64 (female) on the balance sheet date is as follows:

	2020	2019
Male	22.45	22.61
Female	25.26	25.64

Schedule of sensitivity of defined benefit obligation
The sensitivity of the defined benefit obligation and of the service cost to changes in the weighted principal assumption is:

2020	Increase in assumption	Impact on defined benefit obligation and service cost	Decrease in assumption	Impact on defined benefit obligation and service cost
Discount rate	0.25%	(5.00)%	(0.25)%	5.40%
Future salary increases	0.50%	0.70%	(0.50)%	(0.70)%
Interest credited on savings accounts	0.50%	2.80%	(0.50)%	(2.70)%
Future pension increases	0.50%	6.70%	(0.50)%	(6.00)%

2019	Increase in assumption	Impact on defined benefit obligation and service cost	Decrease in assumption	Impact on defined benefit obligation and service cost
Discount rate	0.25%	(5.40)%	(0.25)%	5.90%
Future salary increases	0.50%	0.90%	(0.50)%	(0.90)%
Interest credited on savings accounts	0.50%	3.20%	(0.50)%	(3.00)%
Future pension increases	0.50%	7.00%	(0.50)%	(6.30)%

Schedule of plan assets
Investments by asset class are as follows:

(in KUSD)	December 31, 2020	December 31, 2019
Cash	126	155
Bonds	4,658	3,065
Shares	564	329
Real estates and mortgages	2,353	1,303
Alternative investments	565	344
	8,266	5,196

Schedule of defined benefit plan reserves
The movement in the defined benefit plan reserves (included in “Other reserves”) is as follows:

(in KUSD)	2020	2019
January 1	(2,389)	(1,043)
Remeasurements of defined benefit pension plan	(305)	(1,346)
December 31	(2,694)	(2,389)